Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Communication Services (9.8%):
Alphabet, Inc., Class C (a)	4,148	$11,218
Charter Communications, Inc., Class A (a)	5,711	4,249
Facebook, Inc., Class A (a)	20,445	7,284
Iridium Communications, Inc. (a)	38,552	1,628
Nexstar Media Group, Inc., Class A	19,587	2,881
Zynga, Inc., Class A (a)	394,846	3,988
		31,248
Communications Equipment (0.6%):
Lumentum Holdings, Inc. (a)	21,824	1,833

Consumer Discretionary (14.3%):
Amazon.com, Inc. (a)	3,073	10,226
Asbury Automotive Group, Inc. (a)(b)	26,526	5,450
Brunswick Corp.	40,185	4,195
D.R. Horton, Inc.	32,303	3,083
Group 1 Automotive, Inc.	18,539	3,221
LCI Industries	29,318	4,275
LGI Homes, Inc. (a)	17,053	2,914
Lowe's Cos., Inc.	8,148	1,570
Meritage Homes Corp. (a)	39,896	4,332
Rent-A-Center, Inc.	81,628	4,671
Tesla, Inc. (a)	2,046	1,406
		45,343
Consumer Staples (4.7%):
BJ's Wholesale Club Holdings, Inc. (a)	92,663	4,692
PepsiCo, Inc.	21,199	3,327
Performance Food Group Co. (a)	51,591	2,364
Philip Morris International, Inc.	44,699	4,474
		14,857
Energy (2.8%):
Chevron Corp.	29,212	2,974
Matador Resources Co.	103,558	3,200
Pioneer Natural Resources Co.	10,634	1,546
Valero Energy Corp.	18,903	1,266
		8,986
Financials (10.6%):
Ally Financial, Inc.	37,867	1,945
Ameriprise Financial, Inc.	8,562	2,205

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank of America Corp.	113,302	$4,346
Flagstar Bancorp, Inc.	46,932	2,148
JPMorgan Chase & Co.	39,580	6,007
Morgan Stanley	43,838	4,207
Primerica, Inc.	25,931	3,792
ServisFirst Bancshares, Inc.	36,104	2,566
T. Rowe Price Group, Inc.	17,113	3,494
Western Alliance Bancorp	30,206	2,804
		33,514
Health Care (12.1%):
AbbVie, Inc.	48,697	5,663
Charles River Laboratories International, Inc. (a)	12,914	5,255
ICON PLC (a)	16,064	3,908
Insulet Corp. (a)	6,139	1,717
McKesson Corp.	22,430	4,572
Regeneron Pharmaceuticals, Inc. (a)	9,159	5,263
Stryker Corp.	16,922	4,585
Thermo Fisher Scientific, Inc.	8,710	4,703
UnitedHealth Group, Inc.	6,855	2,826
		38,492
Industrials (11.8%):
Builders FirstSource, Inc. (a)	81,978	3,648
Chart Industries, Inc. (a)	12,628	1,963
Marten Transport Ltd.	203,136	3,214
Masco Corp.	60,946	3,639
Masonite International Corp. (a)	15,031	1,701
Old Dominion Freight Line, Inc.	18,365	4,943
Parker-Hannifin Corp.	10,409	3,248
Patrick Industries, Inc.	45,845	3,788
Trex Co., Inc. (a)	30,013	2,914
UFP Industries, Inc.	60,250	4,474
XPO Logistics, Inc. (a)	27,790	3,854
		37,386
IT Services (3.2%):
Akamai Technologies, Inc. (a)	30,793	3,693
CACI International, Inc., Class A (a)	7,028	1,876
EPAM Systems, Inc. (a)(b)	7,970	4,462
		10,031

Materials (3.9%):
Avery Dennison Corp.	15,585	3,284

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dow, Inc.	45,570	$2,833
Summit Materials, Inc., Class A (a)	128,545	4,319
Valvoline, Inc.	68,164	2,091
		12,527
Real Estate (1.5%):
American Tower Corp.	9,495	2,685
Simon Property Group, Inc.	15,163	1,919
		4,604
Semiconductors & Semiconductor Equipment (8.6%):
Advanced Micro Devices, Inc. (a)	53,681	5,700
Applied Materials, Inc.	22,473	3,145
Broadcom, Inc.	8,549	4,150
Lam Research Corp.	4,763	3,036
NVIDIA Corp.	37,040	7,222
Qorvo, Inc. (a)	22,032	4,177
		27,430

Software (7.9%):
Adobe, Inc. (a)	2,861	1,779
Cadence Design Systems, Inc. (a)	21,511	3,176
Microsoft Corp.	70,538	20,097
		25,052

Technology Hardware, Storage & Peripherals (6.3%):
Apple, Inc.	137,127	20,001
Total Common Stocks (Cost $198,772)		311,304

Exchange-Traded Funds (1.6%)
SPDR S&P 500 ETF Trust (b)	11,888	5,213
Total Exchange-Traded Funds (Cost $3,977)		5,213

Collateral for Securities Loaned^ (2.3%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (c)	144,236	144
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (c)	3,830,499	3,830
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	71,981	72
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	573,953	574
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	2,580,607	2,581
Total Collateral for Securities Loaned (Cost $7,201)		7,201

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Total Investments (Cost $209,950) — 102.0%		$323,718
Liabilities in excess of other assets — (2.0)%		(6,458)
NET ASSETS - 100.00%		$317,260

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory New Bridge Large Cap Growth Fund		July 31, 2021
(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Communication Services (11.3%):
Alphabet, Inc., Class C (a)	386	$1,044
Facebook, Inc., Class A (a)	1,778	633
Snap, Inc., Class A (a)	5,505	410
		2,087
Consumer Discretionary (17.9%):
Airbnb, Inc., Class A (a)	2,257	325
Amazon.com, Inc. (a)	392	1,304
Burlington Stores, Inc. (a)	1,684	564
Lululemon Athletica, Inc. (a)	1,383	553
NIKE, Inc., Class B	3,340	560
		3,306
Financials (2.8%):
MSCI, Inc.	869	518

Health Care (13.8%):
Align Technology, Inc. (a)	713	496
Masimo Corp. (a)	1,611	439
TG Therapeutics, Inc. (a)	2,701	95
Thermo Fisher Scientific, Inc.	911	492
Veeva Systems, Inc., Class A (a)	1,578	525
Zoetis, Inc.	2,447	496
		2,543
Industrials (10.8%):
CoStar Group, Inc. (a)	5,520	490
Generac Holdings, Inc. (a)	1,362	571
Trane Technologies PLC	2,449	499
Uber Technologies, Inc. (a)	10,074	438
		1,998
IT Services (18.9%):
EPAM Systems, Inc. (a)	1,274	713
PayPal Holdings, Inc. (a)	3,326	916
Shopify, Inc., Class A (a)	319	478
Twilio, Inc., Class A (a)	1,118	418
Visa, Inc., Class A	3,854	950
		3,475
Semiconductors & Semiconductor Equipment (8.0%):
Micron Technology, Inc. (a)	5,748	446

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory New Bridge Large Cap Growth Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	5,267	$1,027
		1,473
Software (14.6%):
Adobe, Inc. (a)	1,243	773
Autodesk, Inc. (a)	1,078	346
Cadence Design Systems, Inc. (a)	2,522	372
ServiceNow, Inc. (a)	1,134	667
The Trade Desk, Inc., Class A (a)	6,505	533
		2,691
Total Common Stocks (Cost $7,946)		18,091
Total Investments (Cost $7,946) — 98.1%		18,091
Other assets in excess of liabilities — 1.9%		343
NET ASSETS - 100.00%		$18,434

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Communication Services (9.8%):
Alphabet, Inc., Class C (a)	639	$1,728
Charter Communications, Inc., Class A (a)	882	656
Facebook, Inc., Class A (a)	3,233	1,152
Iridium Communications, Inc. (a)	6,033	255
Nexstar Media Group, Inc., Class A	3,173	466
Zynga, Inc., Class A (a)	61,855	625
		4,882
Communications Equipment (0.6%):
Lumentum Holdings, Inc. (a)	3,469	291

Consumer Discretionary (14.3%):
Amazon.com, Inc. (a)	465	1,547
Asbury Automotive Group, Inc. (a)	4,216	866
Brunswick Corp.	6,387	667
D.R. Horton, Inc.	5,230	499
Group 1 Automotive, Inc.	2,903	504
LCI Industries	4,656	679
LGI Homes, Inc. (a)	2,702	462
Lowe's Cos., Inc.	1,288	248
Meritage Homes Corp. (a)	6,367	691
Rent-A-Center, Inc.	12,974	743
Tesla, Inc. (a)	318	219
		7,125
Consumer Staples (4.7%):
BJ's Wholesale Club Holdings, Inc. (a)(b)	14,682	743
PepsiCo, Inc.	3,371	529
Performance Food Group Co. (a)	8,359	383
Philip Morris International, Inc.	7,082	709
		2,364
Energy (2.9%):
Chevron Corp.	4,733	482
Matador Resources Co.	16,223	501
Pioneer Natural Resources Co.	1,722	250
Valero Energy Corp.	2,909	195
		1,428
Financials (10.7%):
Ally Financial, Inc.	5,985	308
Ameriprise Financial, Inc.	1,325	341

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank of America Corp.	18,355	$704
Flagstar Bancorp, Inc.	7,503	343
JPMorgan Chase & Co.	6,412	973
Morgan Stanley (b)	6,869	659
Primerica, Inc.	4,082	597
ServisFirst Bancshares, Inc.	5,565	396
T. Rowe Price Group, Inc.	2,702	552
Western Alliance Bancorp	4,786	444
		5,317
Health Care (12.2%):
AbbVie, Inc.	7,543	877
Charles River Laboratories International, Inc. (a)	2,031	826
ICON PLC (a)	2,527	615
Insulet Corp. (a)	962	269
McKesson Corp.	3,545	723
Regeneron Pharmaceuticals, Inc. (a)	1,454	836
Stryker Corp.	2,675	725
Thermo Fisher Scientific, Inc.	1,393	752
UnitedHealth Group, Inc.	1,066	439
		6,062
Industrials (11.8%):
Builders FirstSource, Inc. (a)	13,011	579
Chart Industries, Inc. (a)	1,976	307
Marten Transport Ltd.	32,128	508
Masco Corp.	9,269	553
Masonite International Corp. (a)	2,436	276
Old Dominion Freight Line, Inc.	2,786	750
Parker-Hannifin Corp.	1,645	513
Patrick Industries, Inc.	7,391	611
Trex Co., Inc. (a)	4,863	472
UFP Industries, Inc.	9,529	708
XPO Logistics, Inc. (a)	4,392	609
		5,886
IT Services (3.2%):
Akamai Technologies, Inc. (a)	4,838	580
CACI International, Inc., Class A (a)	1,111	297
EPAM Systems, Inc. (a)	1,254	702
		1,579

Materials (4.0%):
Avery Dennison Corp.	2,524	532

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dow, Inc.	7,231	$450
Summit Materials, Inc., Class A (a)	20,440	687
Valvoline, Inc.	10,575	324
		1,993
Real Estate (1.5%):
American Tower Corp.	1,504	426
Simon Property Group, Inc.	2,405	304
		730
Semiconductors & Semiconductor Equipment (8.7%):
Advanced Micro Devices, Inc. (a)	8,276	879
Applied Materials, Inc.	3,553	497
Broadcom, Inc.	1,351	656
Lam Research Corp.	755	481
NVIDIA Corp.	5,888	1,148
Qorvo, Inc. (a)	3,580	679
		4,340

Software (7.8%):
Adobe, Inc. (a)	448	279
Cadence Design Systems, Inc. (a)	3,370	498
Microsoft Corp.	10,812	3,080
		3,857

Technology Hardware, Storage & Peripherals (6.1%):
Apple, Inc.	20,751	3,027
Total Common Stocks (Cost $31,717)		48,881

Exchange-Traded Funds (2.2%)
SPDR S&P 500 ETF Trust	2,549	1,118
Total Exchange-Traded Funds (Cost $1,004)		1,118

Collateral for Securities Loaned^ (1.7%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (c)	16,789	17
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (c)	445,870	446
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	8,378	8
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	66,807	67
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	300,377	300
Total Collateral for Securities Loaned (Cost $838)		838

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Total Investments (Cost $33,559 ) — 102.2%		$50,837
Liabilities in excess of other assets — (2.2)%		(1,106)
NET ASSETS - 100.00%		$49,731

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund		July 31, 2021
(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (7.3%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	54,280	$2,130
Total Affiliated Exchange-Traded Funds (Cost $1,400)		2,130
Affiliated Mutual Funds (92.3%)
Victory INCORE Investment Grade Convertible Fund, Class I	92,194	1,823
Victory INCORE Total Return Bond Fund, Class R6	323,383	3,221
Victory Integrity Discovery Fund, Class Y	23,089	1,138
Victory Market Neutral Income Fund, Class I	590,532	5,645
Victory RS Global Fund, Class Y (a)	453,355	8,895
Victory RS Partners Fund, Class Y	33,602	1,076
Victory Sophus Emerging Markets Fund, Class R6	110,521	2,869
Victory Trivalent International Small-Cap Fund, Class I	118,131	2,184
Total Affiliated Mutual Funds (Cost $21,725)		26,851
Total Investments (Cost $23,125) — 99.6%		28,981
Other assets in excess of liabilities — 0.4%		126
NET ASSETS - 100.00%		$29,107

(a)	Represents investments greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds	Net	Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Strategic Allocation Fund	10/31/2020	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	7/31/21	Income
Victory INCORE Investment Grade Convertible Fund	$-	$1,831	$-	$-	$-	$(8)	$1,823	$6
Victory INCORE Total Return Bond Fund Class R6	3,081	129	-	-	-	11	3,221	58
Victory Integrity Discovery Fund Class Y	820	-	(248)	10	-	556	1,138	-
Victory Market Neutral Income Fund Class I	5,412	314	-	-	101	(81)	5,645	143
Victory RS Global Fund Class Y	7,049	64	(453)	108	3	2,127	8,895	61
Victory RS Partners Fund Class Y	830	14	(219)	68	14	383	1,076	-
Victory Sophus Emerging Markets Fund Class R6	-	2,990	-	-	-	(121)	2,869	-
Victory Sophus Emerging Markets Small Cap Fund Class Y*	1,916	682	(2,579)	(682)	170	663	-	512
Victory Trivalent Emerging Markets Small-Cap Fund Class Y*	1,987	20	(2,454)	281	-	166	-	19
Victory Trivalent International Small-Cap Fund Class I	1,710	9	(81)	25	-	521	2,184	8
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,629	42	-	-	-	459	2,130	24
* Position was sold prior to July 31, 2021	$24,434	$6,095	$(6,034)	$(190)	$288	$4,676	$28,981	$831

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (72.5%)
Multi-family (0.3%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Assoc.
Series 2012-33, Class AB, 7.00%, 3/16/46	$449		$458

Pass-throughs (0.2%):
Government National Mortgage Assoc.
7.92%, 7/1/23	145		145
8.00%, 1/15/31 - 11/15/33	1,054		1,055
7.75%, 9/15/33	385		386
			1,586
Single Family (72.2%):
Collateralized Mortgage Obligations (3.2%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	159		159
Series 2001-10, Class PE, 6.50%, 3/16/31	130		130
Series 2005-74, Class HB, 7.50%, 9/16/35	9		10
Series 2005-74, Class HC, 7.50%, 9/16/35	51		58
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	777		892
Series 2012-106, Class JM, 7.33%, 10/20/34 (a)	583		688
Series 2012-30, Class WB, 7.05%, 11/20/39 (a)	2,233		2,587
Series 2013-190, Class KT, 8.13%, 9/20/30 (a)	234		269
Series 2013-51, Class BL, 6.06%, 4/20/34 (a)	1,725		1,999
Series 2013-64, Class KY, 6.79%, 12/20/38 (a)	906		1,033
Series 2013-70, Class KP, 7.05%, 2/20/39 (a)	825		971
Series 2014-69, Class W, 7.20%, 11/20/34 (a)	116		136
Series 2014-74, Class PT, 7.80%, 5/16/44 (a)	179		201
Series 2015-77, Class PT, 7.47%, 6/20/39 (a)	349		404
Series 2019-22, Class PT, 7.92%, 2/20/49 (a)	6,227		7,129
Series 2021-1, Class WT, 7.84%, 1/20/51 (a)	6,371		7,417
			24,083

Pass-throughs (69.0%):
Government National Mortgage Assoc.
9.00%, 9/15/21 - 9/15/30	1,471		1,659
8.50%, 11/15/21 - 7/15/32	5,318		6,055
8.00%, 12/15/21 - 5/15/49	35,154		41,188
9.50%, 12/15/21 - 3/15/23	—	(b)	–	(b)

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Fund for Income	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
6.00%, 1/15/22 - 9/20/50	$83,408	$97,971
7.00%, 12/20/22 - 9/20/50	89,885	105,464
7.13%, 3/15/23 - 7/15/25	193	196
5.50%, 7/15/23 - 11/15/45	14,509	16,996
7.50%, 8/15/23 - 5/15/49	60,741	69,888
10.00%, 4/15/25 - 2/15/26	1	1
6.50%, 12/15/25 - 2/20/41	135,679	158,505
6.13%, 6/20/28 - 11/20/28	308	330
6.28%, 10/20/28 - 9/20/29	623	683
6.10%, 5/20/29 - 7/20/31	461	506
7.30%, 4/20/30 - 2/20/31	182	190
6.49%, 5/20/31 - 3/20/32	901	1,004
4.50%, 12/15/33 - 5/15/41	3,989	4,580
5.00%, 1/20/34 - 1/15/40	9,316	10,711
4.00%, 8/15/41	716	803
		516,730
Total Government National Mortgage Association (Cost $534,895)		542,857

U.S. Treasury Obligations (26.7%)
U.S. Treasury Bills, 0.04%, 1/13/22 (c)	41,574	41,564
U.S. Treasury Bonds, 7.13%, 2/15/23	143,212	158,629
Total U.S. Treasury Obligations (Cost $200,220)		200,193

Investment Companies (0.0%)(d)
BlackRock Liquidity Funds Fedfund Portfolio, 0.02% (c)	99,607	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $735,215) — 99.2%		743,150
Other assets in excess of liabilities — 0.8%		5,890
NET ASSETS - 100.00%		$749,040

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2021.
(b)	Rounds to less than $1 thousand.
(c)	Rate represents the effective yield at July 31, 2021.
(d)	Amount represents less than 0.05% of net assets.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund		July 31, 2021
(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (66.4%)
Communication Services (1.3%):
Snap, Inc., 0.75%, 8/1/26	$1,595	$5,220

Consumer Discretionary (8.9%):
Booking Holdings, Inc.
0.90%, 9/15/21	2,722	2,911
0.75%, 5/1/25 (a)	11,285	15,920
Expedia Group, Inc., 0.00%, 2/15/26 (a)(b)	11,981	12,866
Ford Motor Co., 0.00%, 3/15/26 (b)	3,120	3,341
		35,038
Energy (4.0%):
Pioneer Natural Resources Co., 0.25%, 5/15/25	10,825	15,914

Financials (16.7%):
Ares Capital Corp.
3.75%, 2/1/22	8,240	8,724
4.63%, 3/1/24	9,015	9,870
Barclays Bank PLC
0.00%, 2/4/25	6,120	8,973
0.00%, 2/18/25	2,730	3,174
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,712	3,743
BlackRock TCP Capital Corp., 4.63%, 3/1/22	1,390	1,421
GSK Finance NO 3 PLC, 0.00%, 6/22/23 (b)	5,418	5,448
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	12,505	13,845
MGIC Investment Corp. Convertible Subordinated Notes, 9.00%, 4/1/63	4,127	5,448
TPG Specialty Lending, Inc., 4.50%, 8/1/22	4,391	5,260
		65,906
Health Care (9.2%):
Anthem, Inc., 2.75%, 10/15/42	3,492	18,873
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.24% (LIBOR03M-50bps), 9/15/23, Callable 9/7/21 @ 100 (c) (d)	2,466	4,358
Illumina, Inc., 0.00%, 8/15/23 (a)	10,297	13,083
		36,314
Industrials (10.5%):
Fortive Corp., 0.88%, 2/15/22	18,851	18,940
Parsons Corp., 0.25%, 8/15/25 (b)	3,385	3,563

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Southwest Airlines Co., 1.25%, 5/1/25	$12,720	$18,680
		41,183
Information Technology (13.9%):
Akamai Technologies, Inc., 0.13%, 5/1/25	2,704	3,611
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)	12,440	14,449
Nuance Communication, Inc. Convertible Subordinated Notes, 1.00%, 12/15/35, Callable 12/20/22 @ 100	1,410	3,198
ON Semiconductor Corp., 0.00%, 5/1/27 (b)	245	260
ServiceNow, Inc., 0.00%, 6/1/22	520	2,264
Square, Inc., 0.25%, 11/1/27 (a)(b)	5,030	5,910
Vishay Intertechnology, Inc., 2.25%, 6/15/25	5,655	5,929
Western Digital Corp., 1.50%, 2/1/24	18,378	18,951
		54,572
Real Estate (1.9%):
Kite Realty Group LP, 0.75%, 4/1/27 (b)	7,365	7,457
Total Convertible Corporate Bonds (Cost $232,233)		261,604
Convertible Preferred Stocks (32.5%)
Financials (13.0%):
AMG Capital Trust II, 5.15%, 10/15/37	232,075	13,746
Bank of America Corp., Series L, 7.25% (e)	7,130	10,549
KKR & Co., Inc., Series C, 6.00%, 9/15/23 (a)	89,950	7,469
New York Community Capital Trust, 6.00%, 11/1/51	57,174	2,939
Wells Fargo & Co., Series L, 7.50% (e)	10,809	16,349
		51,052
Industrials (4.8%):
Stanley Black & Decker, Inc., 5.25%, 11/15/22 (a)	158,925	18,753

Utilities (14.7%):
American Electric Power Co., Inc., 6.13%, 3/15/22	49,970	2,512
American Electric Power Co., Inc., 6.13%, 8/15/23	49,910	2,649
CenterPoint Energy, Inc., Convertible Subordinated Notes, 4.57%, 9/15/29	80,000	5,290
Dominion Energy, Inc., Series A, 7.25%, 6/1/22 (a)	122,978	12,265
DTE Energy Co., 6.25%, 11/1/22	195,215	10,014
NextEra Energy, Inc., 4.87%, 9/1/22	127,545	7,496
NextEra Energy, Inc., 5.28%, 3/1/23	124,805	6,407

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Southern Co., Series 2019, 6.75%, 8/1/22	229,220	$11,885
		58,518
Total Convertible Preferred Stocks (Cost $115,188)		128,323
Collateral for Securities Loaned^ (16.4%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (f)	1,295,667	1,296
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (f)	34,409,850	34,410
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (f)	646,402	646
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (f)	5,155,802	5,156
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (f)	23,181,491	23,181
Total Collateral for Securities Loaned (Cost $64,689)		64,689
Total Investments (Cost $412,110) — 115.3%		454,616
Liabilities in excess of other assets — (15.3)%		(60,295)
NET ASSETS - 100.00%		$394,321

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of July 31, 2021, the fair value of these securities was $52,690 (thousands) and amounted to 13.4% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2021.
(d)	Continuously callable with 30 days' notice.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Rate disclosed is the daily yield on July 31, 2021.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory THB US Small Opportunities Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)
Communication Services (1.2%):
EverQuote, Inc., Class A (a)	36,390	$1,098

Consumer Discretionary (16.7%):
America's Car-Mart, Inc. (a)	8,060	1,282
Aspen Group, Inc. (a)	33,090	218
Bassett Furniture Industries, Inc.	56,050	1,277
BJ's Restaurants, Inc. (a)	18,624	756
Century Communities, Inc.	12,370	859
Chuy's Holdings, Inc. (a)(b)	14,844	490
Del Taco Restaurants, Inc.	53,606	456
Guess?, Inc.	26,932	601
Johnson Outdoors, Inc., Class A	5,446	645
Lazydays Holdings, Inc. (a)	38,380	801
M/I Homes, Inc. (a)	19,475	1,260
MasterCraft Boat Holdings, Inc. (a)	23,230	619
Movado Group, Inc.	53,500	1,609
Noodles & Co. (a)	13,149	157
Red Robin Gourmet Burgers, Inc. (a)	33,540	880
Ruth's Hospitality Group, Inc. (a)	57,900	1,156
The Cheesecake Factory, Inc. (a)	11,890	538
Universal Technical Institute, Inc. (a)	86,130	524
Vera Bradley, Inc. (a)	69,210	762
		14,890
Energy (7.5%):
Clean Energy Fuels Corp. (a)	131,360	987
Frank's International NV (a)	334,058	919
Geospace Technologies Corp. (a)	49,200	430
Natural Gas Services Group, Inc. (a)	16,698	167
Profire Energy, Inc. (a)	552,220	591
Renewable Energy Group, Inc. (a)	16,899	1,034
REX American Resources Corp. (a)	3,486	286
RPC, Inc. (a)	314,070	1,319
TETRA Technologies, Inc. (a)	292,570	904
		6,637
Financials (7.8%):
BayCom Corp. (a)	28,656	524
First Busey Corp.	92,631	2,186
Heritage Financial Corp.	47,805	1,156

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Old Second Bancorp, Inc.	86,592	$1,003
Randolph Bancorp, Inc. (a)	29,203	621
The First Bancshares, Inc.	15,287	590
Trean Insurance Group, Inc. (a)	57,610	777
		6,857
Health Care (16.9%):
Addus HomeCare Corp. (a)	6,731	584
Amneal Pharmaceuticals, Inc. (a)	200,418	988
ANI Pharmaceuticals, Inc. (a)	5,073	172
Apollo Medical Holdings, Inc. (a)	7,916	700
Atrion Corp.	644	405
BioLife Solutions, Inc. (a)	37,744	1,769
Cardiovascular Systems, Inc. (a)	11,375	458
Coherus Biosciences, Inc. (a)	18,090	236
CryoLife, Inc. (a)	22,855	617
Lantheus Holdings, Inc. (a)	25,401	665
LeMaitre Vascular, Inc.	30,566	1,665
Ligand Pharmaceuticals, Inc. (a)	2,534	288
Meridian Bioscience, Inc. (a)	17,010	349
ModivCare, Inc. (a)	4,722	803
Orthofix Medical, Inc. (a)	20,676	822
Pro-Dex, Inc. (a)	10,616	326
Retractable Technologies, Inc. (a)	64,170	755
The Joint Corp. (a)	26,407	2,085
Vericel Corp. (a)	23,640	1,251
		14,938
Industrials (23.1%):
Allied Motion Technologies, Inc.	25,377	835
Ameresco, Inc., Class A (a)	12,195	836
Broadwind, Inc. (a)	84,980	323
CIRCOR International, Inc. (a)(b)	30,140	930
Concrete Pumping Holdings, Inc. (a)	49,120	427
Echo Global Logistics, Inc. (a)	13,890	430
Graham Corp.	61,894	847
Harsco Corp. (a)	46,470	935
Hyster-Yale Materials Handling, Inc.	27,600	1,977
IES Holdings, Inc. (a)	10,300	560
Insteel Industries, Inc.	35,925	1,395
MYR Group, Inc. (a)	4,851	464
NN, Inc. (a)	173,370	1,186
Northwest Pipe Co. (a)	23,450	666

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Orion Energy Systems, Inc. (a)	62,890	$315
Orion Group Holdings, Inc. (a)	140,893	757
Preformed Line Products Co.	7,970	546
The Greenbrier Cos., Inc.	37,000	1,584
The Shyft Group, Inc.	12,276	484
TPI Composites, Inc. (a)	33,785	1,322
Transcat, Inc. (a)	30,701	1,960
Ultralife Corp. (a)	67,869	539
US Xpress Enterprises, Inc., Class A (a)	69,940	611
Willdan Group, Inc. (a)	10,060	415
		20,344
Information Technology (21.4%):
Axcelis Technologies, Inc. (a)	11,896	459
ePlus, Inc. (a)	20,386	1,886
Grid Dynamics Holdings, Inc. (a)	55,260	1,163
Ichor Holdings Ltd. (a)	27,820	1,435
Iteris, Inc. (a)	176,300	1,098
Luna Innovations, Inc. (a)	132,300	1,631
Mesa Laboratories, Inc.	1,623	478
Methode Electronics, Inc.	4,829	231
Napco Security Technologies, Inc. (a)	37,150	1,313
NVE Corp.	1,671	125
PAR Technology Corp. (a)(b)	27,506	1,680
Perficient, Inc. (a)	30,770	2,902
Ping Identity Holding Corp. (a)	21,480	474
Ultra Clean Holdings, Inc. (a)	32,573	1,759
Upland Software, Inc. (a)	26,790	964
Vishay Precision Group, Inc. (a)	12,394	450
Wayside Technology Group, Inc.	18,590	527
Zix Corp. (a)	40,701	302
		18,877
Materials (1.9%):
Kaiser Aluminum Corp.	6,150	748
Koppers Holdings, Inc. (a)	30,357	932
		1,680
Real Estate (1.4%):
Gladstone Land Corp.	35,960	839
Postal Realty Trust, Inc., Class A	21,030	404
		1,243
Total Common Stocks (Cost $60,954)		86,564

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	7,499	$7
Fidelity Investments Money Market Government Portfolio Institutional Shares, 0.01% (c)	199,499	199
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	3,753	4
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	29,927	30
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	134,557	135
Total Collateral for Securities Loaned (Cost $375)		375
Total Investments (Cost $61,329) — 98.3%		86,939
Other assets in excess of liabilities — 1.7%		1,505
NET ASSETS - 100.00%		$88,444

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2021.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.2%)
Communication Services (1.2%):
The Interpublic Group of Cos., Inc.	5,550,000	$196,248

Consumer Discretionary (9.6%):
Aptiv PLC (a)	1,123,000	187,373
BorgWarner, Inc.	6,881,100	337,036
Las Vegas Sands Corp. (a)	4,250,000	179,988
Newell Brands, Inc.	4,147,600	102,653
Ross Stores, Inc.	1,935,000	237,405
VF Corp.	2,525,000	202,505
Yum! Brands, Inc.	2,185,000	287,087
		1,534,047
Consumer Staples (6.8%):
Archer-Daniels-Midland Co.	5,095,000	304,273
Sysco Corp.	3,265,000	242,263
The Hershey Co.	1,610,000	287,997
Tyson Foods, Inc., Class A	3,565,000	254,755
		1,089,288
Energy (3.9%):
Cimarex Energy Co.	2,880,000	187,776
Devon Energy Corp.	8,765,000	226,488
Valero Energy Corp.	3,100,000	207,607
		621,871
Financials (13.9%):
Alleghany Corp. (a)	475,000	314,972
American Financial Group, Inc.	2,440,000	308,636
Arthur J. Gallagher & Co.	1,175,000	163,689
Everest Re Group Ltd.	960,000	242,717
Huntington Bancshares, Inc.	11,800,000	166,144
Old Republic International Corp.	4,850,000	119,601
Prosperity Bancshares, Inc. (b)	2,725,000	185,818
The Bank of New York Mellon Corp.	4,120,000	211,479
W.R. Berkley Corp.	3,500,000	256,095
Zions Bancorp NA	4,740,000	247,191
		2,216,342
Health Care (5.7%):
Hill-Rom Holdings, Inc.	1,960,800	271,493
Molina Healthcare, Inc. (a)	400,000	109,204
Quest Diagnostics, Inc.	2,035,000	288,563
The Cooper Cos., Inc.	560,000	236,191
		905,451

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (21.7%):
AGCO Corp.	1,825,000	$241,101
Alaska Air Group, Inc. (a)	4,150,000	240,824
Hubbell, Inc.	1,210,000	242,557
J.B. Hunt Transport Services, Inc.	1,230,000	207,194
Landstar System, Inc.	1,360,000	213,520
Lincoln Electric Holdings, Inc.	1,065,000	148,493
ManpowerGroup, Inc.	1,625,000	192,693
Oshkosh Corp.	1,655,000	197,855
Owens Corning, Inc.	1,890,000	181,742
Parker-Hannifin Corp.	668,000	208,436
Republic Services, Inc.	1,240,000	146,766
Textron, Inc. (b)	5,400,000	372,654
The Middleby Corp. (a)	1,200,000	229,788
The Toro Co.	1,735,000	197,339
United Rentals, Inc. (a)	475,000	156,536
Vertiv Holdings Co.	7,100,000	199,084
Xylem, Inc.	677,000	85,200
		3,461,782
Information Technology (10.0%):
Amphenol Corp., Class A	2,410,000	174,701
DXC Technology Co. (a)	5,520,000	220,690
Flex Ltd. (a)	11,850,000	212,944
Genpact Ltd.	5,200,000	259,012
Hewlett Packard Enterprise Co.	9,000,000	130,500
Leidos Holdings, Inc.	1,850,000	196,877
MAXIMUS, Inc.	2,350,000	209,150
Motorola Solutions, Inc.	828,300	185,473
		1,589,347
Materials (11.2%):
AptarGroup, Inc.	1,005,600	129,642
Avery Dennison Corp.	1,165,000	245,442
Corteva, Inc.	3,830,000	163,847
Eastman Chemical Co.	1,660,000	187,115
International Flavors & Fragrances, Inc.	1,690,000	254,582
Packaging Corp. of America	1,665,000	235,598
Reliance Steel & Aluminum Co.	1,200,000	188,580
Steel Dynamics, Inc.	3,050,000	196,573
Westlake Chemical Corp.	2,195,000	182,009
		1,783,388
Real Estate (9.9%):
Alexandria Real Estate Equities, Inc.	1,015,000	204,360
American Homes 4 Rent, Class A (b)	5,170,000	217,140

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Americold Realty Trust	4,750,000	$184,538
Camden Property Trust	1,450,000	216,615
Equity LifeStyle Properties, Inc.	2,615,000	219,137
Highwoods Properties, Inc.	3,335,000	159,046
Lamar Advertising Co., Class A	1,875,000	199,875
National Retail Properties, Inc.	3,745,100	183,023
		1,583,734
Utilities (2.3%):
Alliant Energy Corp.	3,575,000	209,245
Xcel Energy, Inc.	2,270,000	154,927
		364,172
Total Common Stocks (Cost $11,277,485)		15,345,670
Exchange-Traded Funds (0.9%)
iShares Russell Mid-Cap Value ETF (b)	1,305,000	150,949
Total Exchange-Traded Funds (Cost $82,743)		150,949
Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (c)	1,132,996	1,133
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (c)	30,089,705	30,090
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	565,421	565
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (c)	4,508,493	4,509
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	20,271,063	20,271
Total Collateral for Securities Loaned (Cost $56,568)		56,568
Total Investments (Cost $11,416,796) — 97.5%		15,553,187
Other assets in excess of liabilities — 2.5%		396,706
NET ASSETS - 100.00%		$15,949,893

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on July 31, 2021.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.5%)
Aerospace & Defense (0.6%):
Hexcel Corp. (a)	773,300	$42,083

Air Freight & Logistics (0.6%):
Forward Air Corp.	510,000	45,104

Airlines (0.4%):
Frontier Group Holdings, Inc. (a)(b)	1,794,400	26,450

Building Products (1.1%):
UFP Industries, Inc.	1,085,500	80,609

Commercial Services & Supplies (4.3%):
ABM Industries, Inc.	951,700	44,244
McGrath RentCorp	748,505	58,698
U.S. Ecology, Inc. (a)	1,375,000	48,125
UniFirst Corp.	400,000	87,108
Viad Corp. (a)(c)	1,335,200	61,219
		299,394

Communication Services (0.7%):
The E.W. Scripps Co., Class A	2,607,300	49,747

Construction & Engineering (3.0%):
EMCOR Group, Inc.	1,006,200	122,565
MYR Group, Inc. (a)	420,000	40,165
Valmont Industries, Inc.	195,000	46,205
		208,935

Consumer Discretionary (13.0%):
Carter's, Inc.	694,000	67,832
Choice Hotels International, Inc.	793,100	95,093
Citi Trends, Inc. (a)(c)	515,500	41,111
Columbia Sportswear Co.	694,500	69,186
Core-Mark Holding Co., Inc.	2,005,000	86,295
Helen of Troy Ltd. (a)(b)	332,100	74,188
Hyatt Hotels Corp., Class A (a)(b)	872,400	69,679
LCI Industries	394,600	57,541
Mattel, Inc. (a)	3,568,900	77,516
Murphy USA, Inc.	165,000	24,339
Purple Innovation, Inc. (a)	1,272,200	33,510

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Signet Jewelers Ltd. (b)	497,200	$31,990
Sonic Automotive, Inc., Class A (b)	963,600	52,564
Steven Madden Ltd.	1,310,590	57,443
Visteon Corp. (a)	665,000	75,843
		914,130
Consumer Staples (4.1%):
Edgewell Personal Care Co.	1,249,100	51,313
Ingredion, Inc.	660,800	58,025
Lancaster Colony Corp. (b)	215,000	42,542
Performance Food Group Co. (a)	1,770,900	81,142
Sanderson Farms, Inc.	277,600	51,867
		284,889
Electrical Equipment (1.0%):
Encore Wire Corp.	919,956	72,152

Energy (2.4%):
Delek U.S. Holdings, Inc.	2,922,100	50,786
Helix Energy Solutions Group, Inc. (a)(c)	8,138,500	33,775
PDC Energy, Inc.	2,037,300	80,575
		165,136
Financials (18.4%):
American Financial Group, Inc.	183,400	23,198
AMERISAFE, Inc.	936,800	53,585
Bank of Hawaii Corp.	1,125,000	94,174
Cohen & Steers, Inc.	420,300	34,973
Columbia Banking System, Inc.	1,650,600	57,672
Eagle Bancorp, Inc.	1,036,000	57,011
First American Financial Corp.	751,700	50,597
Independent Bank Corp. (b)	1,365,000	96,478
Kemper Corp.	710,000	46,867
Lakeland Financial Corp.	991,400	66,295
Pinnacle Financial Partners, Inc.	952,300	85,336
RenaissanceRe Holdings Ltd.	538,900	82,285
Renasant Corp.	2,230,000	78,451
Ryan Specialty Group Holdings, Inc., Class A (a)(b)	1,070,200	31,571
Selective Insurance Group, Inc.	970,200	78,926
South State Corp.	1,328,400	91,447
State Auto Financial Corp. (b)	797,500	39,875
Stewart Information Services Corp.	1,035,400	61,099
UMB Financial Corp.	1,194,600	111,814
White Mountains Insurance Group Ltd.	40,900	46,281
		1,287,935

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (4.0%):
AngioDynamics, Inc. (a)	1,695,200	$45,143
Hanger, Inc. (a)(c)	2,433,800	59,726
ICU Medical, Inc. (a)	386,700	78,612
Natus Medical, Inc. (a)	1,687,200	45,048
NuVasive, Inc. (a)(b)	151,696	9,701
Patterson Cos., Inc. (b)	1,317,400	41,011
		279,241
Industrial Conglomerates (1.2%):
Carlisle Cos., Inc.	421,300	85,204

Information Technology (9.3%):
ADTRAN, Inc.	2,400,800	53,802
Advanced Energy Industries, Inc.	223,100	23,147
Avnet, Inc.	1,620,900	66,976
Cognyte Software Ltd. (a)	1,893,500	49,174
Fabrinet (a)	624,600	59,037
Littelfuse, Inc.	130,100	34,605
ManTech International Corp., Class A	515,500	45,086
MAXIMUS, Inc.	277,600	24,706
NETGEAR, Inc. (a)(c)	2,050,000	70,212
Plexus Corp. (a)(b)	664,200	59,990
ScanSource, Inc. (a)(b)(c)	1,549,100	42,740
Sykes Enterprises, Inc. (a)	1,115,000	59,831
Verint Systems, Inc. (a)	1,380,000	58,885
		648,191
Machinery (10.1%):
Alamo Group, Inc.	446,100	65,474
Altra Industrial Motion Corp.	1,179,800	73,950
Astec Industries, Inc. (c)	1,165,000	71,426
Columbus McKinnon Corp.	941,800	43,699
Crane Co.	1,154,900	112,291
Hillenbrand, Inc.	1,967,900	89,146
Kennametal, Inc.	1,645,700	59,657
Mueller Industries, Inc.	1,370,000	59,458
The Manitowoc Co., Inc. (a)	1,060,000	24,539
TriMas Corp. (a)	1,785,000	58,405
Watts Water Technologies, Inc., Class A	310,000	46,736
		704,781

Materials (6.7%):
Avient Corp.	1,308,600	63,493
Cabot Corp.	1,487,100	81,880

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kaiser Aluminum Corp.	565,100	$68,761
Minerals Technologies, Inc.	863,800	69,294
Silgan Holdings, Inc.	1,850,000	74,962
Sonoco Products Co.	1,383,000	88,222
Worthington Industries, Inc.	396,500	25,364
		471,976
Professional Services (2.3%):
ICF International, Inc.	748,500	68,540
Korn Ferry	1,350,000	92,799
		161,339

Real Estate (5.6%):
Apple Hospitality REIT, Inc.	5,492,200	82,108
Corporate Office Properties Trust	3,142,600	92,518
First Industrial Realty Trust, Inc.	1,373,000	75,213
Healthcare Realty Trust, Inc.	677,700	21,605
Rayonier, Inc.	2,081,900	78,509
Sunstone Hotel Investors, Inc. (a)	3,850,000	44,429
		394,382
Road & Rail (2.2%):
Marten Transport Ltd.	4,132,400	65,375
Saia, Inc. (a)	99,100	22,397
Werner Enterprises, Inc. (b)	1,385,000	63,308
		151,080

Trading Companies & Distributors (2.0%):
Applied Industrial Technologies, Inc.	1,045,000	93,736
Core & Main, Inc., Class A (a)(b)	1,728,600	45,808
		139,544

Utilities (2.5%):
ALLETE, Inc.	654,300	46,011
MGE Energy, Inc.	485,500	37,927
NorthWestern Corp.	728,700	45,172
ONE Gas, Inc.	604,700	44,615
		173,725
Total Common Stocks (Cost $4,985,519)		6,686,027

Exchange-Traded Funds (1.1%)
iShares Russell 2000 Value ETF	485,000	77,581
Total Exchange-Traded Funds (Cost $56,617)		77,581

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	July 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (d)	1,353,866	$1,354
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (d)	35,955,491	35,955
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	675,646	676
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (d)	5,387,393	5,387
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	24,222,770	24,223
Total Collateral for Securities Loaned (Cost $67,595)		67,595
Total Investments (Cost $5,109,731) — 97.6%		6,831,203
Other assets in excess of liabilities — 2.4%		171,286
NET ASSETS - 100.00%		$7,002,489

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security.
(d)	Rate disclosed is the daily yield on July 31, 2021.

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

Affiliated Holdings

						Net Change
			Proceeds	Net	Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
Sycamore Small Company Opportunity Fund	10/31/2020	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	7/31/21	Income
Astec Industries, Inc.	$37,744	$26,529	$(620)	$307	$-	$7,466	$71,426	$265
Citi Trends, Inc.	-	26,838	(390)	228	-	14,435	41,111	-
Hanger, Inc.	39,179	9,320	(4,353)	590	-	14,990	59,726	-
Helix Energy Solutions Group, Inc.	14,980	13,527	(370)	24	-	5,614	33,775	-
NETGEAR, Inc.	54,958	25,150	(18,788)	4,222	-	4,670	70,212	-
ScanSource, Inc.	24,596	9,500	(357)	27	-	8,974	42,740	-
Viad Corp.	20,071	13,810	(570)	398	-	27,510	61,219	-
	$191,528	$124,674	$(25,448)	$5,796	$-	$83,659	$380,209	$265